T. ROWE PRICE Dynamic Global Bond Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 5,064,000 5,907
Total Albania (Cost $5,375) 5,907
AUSTRALIA 2.3%
Government Bonds 2.3%
Commonwealth of Australia, Series 171, 4.25%, 12/21/35  130,160,000 91,656
Total Australia (Cost $84,668) 91,656
AUSTRIA 0.8%
Government Bonds 0.8%
Republic of Austria, 0.85%, 6/30/2120 (1) 58,359,000 30,123
Total Austria (Cost $26,069) 30,123
BRAZIL 3.0%
Corporate Bonds 0.7%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (1) 17,530,000 13,743
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1)(2) 13,800,000 13,674
27,417
Government Bonds 2.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  530,260,000 87,737
Republic of Brazil, 4.25%, 1/7/25 (USD)  1,765,000 1,763
89,500
Total Brazil (Cost $120,585) 116,917
CANADA 1.0%
Corporate Bonds 1.0%
Rogers Communications, 2.95%, 3/15/25 (USD)  8,656,000 8,575
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (USD) (1)
(3) 13,200,000 13,001
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD) (4) 15,285,000 16,407
Total Canada (Cost $36,788) 37,983

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 1.8%
Government Bonds 1.8%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33 (1) 60,085,000,000 70,654
Total Chile (Cost $73,268) 70,654
CHINA 0.4%
Corporate Bonds 0.4%
CIFI Holdings Group, 4.375%, 4/12/27 (USD) (5)(6) 11,400,000 1,126
CIFI Holdings Group, 4.45%, 8/17/26 (USD) (5)(6) 10,055,000 1,043
Country Garden Holdings, 3.125%, 10/22/25 (USD) (5)(6) 10,570,000 805
Country Garden Holdings, 3.30%, 1/12/31 (USD) (5)(6) 8,854,000 664
Country Garden Holdings, 5.40%, 5/27/25 (USD) (5)(6) 2,135,000 171
Kaisa Group Holdings, 8.50%, 6/30/22 (USD) (5)(6) 15,890,000 489
Kaisa Group Holdings, 11.50%, 1/30/23 (USD) (5)(6) 8,854,000 307
Kaisa Group Holdings, 11.70%, 11/11/25 (USD) (5)(6) 2,800,000 96
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (5)(6) 13,051,000 613
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  11,115,000 7,725
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (5)(6) 17,195,000 1,118
Shimao Group Holdings, 5.20%, 1/16/27 (USD) (5)(6) 2,220,000 123
Times China Holdings, 6.20%, 3/22/26 (USD) (5)(6) 3,220,000 81
Times China Holdings, 6.75%, 7/8/25 (USD) (5)(6) 12,750,000 332
Total China (Cost $78,070) 14,693
COLOMBIA 1.0%
Government Bonds 0.8%
Republic of Colombia, Series B, 13.25%, 2/9/33  111,060,800,000 31,340
31,340
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,415 (USD) (6)(7) † 4,545
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,735 (USD) (6)(7) † 2,775
7,320
Total Colombia (Cost $31,003) 38,660

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DENMARK 0.2%
Corporate Bonds 0.2%
Danske Bank, VR, 6.466%, 1/9/26 (USD) (1)(4) 8,323,000 8,346
Total Denmark (Cost $8,308) 8,346
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 5,435,000 5,482
Total Dominican Republic (Cost $4,882) 5,482
FRANCE 1.1%
Corporate Bonds 1.1%
Altice France Holding, 4.00%, 2/15/28 (1) 3,780,000 1,062
BNP Paribas, 3.375%, 1/23/26 (GBP)  5,649,000 7,403
Credit Agricole, VR, 6.251%, 1/10/35 (USD) (1)(4) 14,255,000 15,198
Societe Generale, VR, 5.634%, 1/19/30 (USD) (1)(4) 10,160,000 10,381
Societe Generale, VR, 6.066%, 1/19/35 (USD) (1)(2)(4) 7,355,000 7,666
Total France (Cost $42,331) 41,710
GERMANY 8.9%
Corporate Bonds 4.4%
BMW Finance, FRN, 3M EURIBOR + 0.20%, 3.908%, 7/11/25  6,200,000 6,904
BMW International Investment, 5.50%, 6/6/26 (GBP)  6,600,000 8,920
Commerzbank, 1.75%, 1/22/25 (GBP)  800,000 1,057
Deutsche Bank, 2.625%, 12/16/24 (GBP)  6,700,000 8,905
Deutsche Bank, 4.50%, 4/1/25 (USD)  5,500,000 5,474
KfW, 1.125%, 7/4/25 (GBP)  10,094,000 13,147
KfW, 1.375%, 12/9/24 (GBP)  50,619,000 67,219
KfW, 2.00%, 5/2/25 (USD)  38,874,000 38,339
Mercedes-Benz International Finance, 1.625%, 11/11/24 (GBP)  4,500,000 5,988
Volkswagen Bank, 4.25%, 1/7/26  4,300,000 4,842
Volkswagen Financial Services, 1.875%, 12/3/24 (GBP)  2,600,000 3,453
ZF North America Capital, 4.75%, 4/29/25 (USD) (1) 7,682,000 7,586
171,834

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 4.5%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  162,811,574 178,158
178,158
Total Germany (Cost $337,072) 349,992
INDIA 2.2%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,313
14,313
Government Bonds 1.9%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,847
Republic of India, 7.18%, 8/14/33  4,800,000,000 58,865
73,712
Total India (Cost $92,835) 88,025
INDONESIA 0.6%
Government Bonds 0.6%
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  315,618,000,000 21,563
Total Indonesia (Cost $20,710) 21,563
IRELAND 1.0%
Corporate Bonds 1.0%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 12,300
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  7,225,000 7,762
Avolon Holdings Funding, 2.875%, 2/15/25 (USD) (1) 8,048,000 7,965
Avolon Holdings Funding, 6.375%, 5/4/28 (USD) (1) 9,735,000 10,161
Total Ireland (Cost $37,799) 38,188
ITALY 2.0%
Government Bonds 2.0%
Republic of Italy, Series 5Y, 1.25%, 2/17/26 (USD)  3,187,000 3,060
Republic of Italy, Series 5Y, 2.375%, 10/17/24 (USD)  75,366,000 75,268
Total Italy (Cost $78,260) 78,328

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 2.8%
Corporate Bonds 0.2%
Toyota Motor Finance Netherlands, 4.625%, 6/8/26 (GBP)  6,735,000 8,982
8,982
Government Bonds 2.6%
Government of Japan, Series 83, 2.20%, 6/20/54  13,974,300,000 99,498
99,498
Total Japan (Cost $97,963) 108,480
LUXEMBOURG 0.0%
Corporate Bonds 0.0%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 1,773,000 1,724
Total Luxembourg (Cost $1,757) 1,724
MALAYSIA 2.4%
Government Bonds 2.4%
Government of Malaysia, Series 0123, 4.457%, 3/31/53  222,047,000 56,297
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 17,869
Government of Malaysia, Series 0518, 4.921%, 7/6/48  67,600,000 18,372
Total Malaysia (Cost $79,673) 92,538
MEXICO 0.4%
Corporate Bonds 0.4%
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  16,665,000 15,758
Total Mexico (Cost $14,519) 15,758
NETHERLANDS 0.0%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR, Acquisition date: 4/1/19,
Cost $235 (6)(7) 597,196 219
219

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
Fortenova Group TopCo, Acquisition date: 4/1/19 - 4/1/22,
Cost $2,790, 2.50%, 4/1/24, (2.50% PIK) (6)(7)(8) 2,557,406 940
940
Total Netherlands (Cost $3,025) 1,159
NEW ZEALAND 3.6%
Government Bonds 3.6%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  270,969,000 118,518
Government of New Zealand, Series 0554, 5.00%, 5/15/54  32,832,000 21,264
Total New Zealand (Cost $162,207) 139,782
PHILIPPINES 0.7%
Government Bonds 0.7%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 28,870
Total Philippines (Cost $36,981) 28,870
PORTUGAL 0.7%
Government Bonds 0.7%
Portuguese Republic, 5.125%, 10/15/24 (USD)  25,625,000 25,591
Total Portugal (Cost $25,620) 25,591
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy, 2.25%, 7/12/31 (USD)  8,240,000 7,259
Total Qatar (Cost $8,283) 7,259
SERBIA 2.2%
Government Bonds 2.2%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 56,593
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  3,322,930,000 30,285
Total Serbia (Cost $90,191) 86,878

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 3.5%
Corporate Bonds 3.5%
European Bank for Reconstruction & Development, 6.30%,
10/26/27 (INR)  2,512,900,000 29,736
European Investment Bank, 1.625%, 3/14/25 (USD)  30,900,000 30,509
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  58,636,000 57,441
International Bank for Reconstruction & Development, 6.85%,
4/24/28 (INR)  837,500,000 10,029
International Finance, 6.30%, 11/25/24 (INR)  817,550,000 9,748
Total Supranational (Cost $136,999) 137,463
SWITZERLAND 0.4%
Corporate Bonds 0.4%
UBS, 1.125%, 12/15/25 (GBP)  4,339,000 5,547
UBS Group, 2.75%, 8/8/25 (GBP)  7,000,000 9,179
Total Switzerland (Cost $13,430) 14,726
THAILAND 4.2%
Government Bonds 4.2%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 30,164
Kingdom of Thailand, 4.00%, 6/17/72  335,600,000 11,760
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  4,082,986,138 122,201
Total Thailand (Cost $161,519) 164,125
TÜRKIYE 0.3%
Corporate Bonds 0.1%
Coca-Cola Icecek, 50.50%, 4/28/25  194,000,000 5,622
5,622
Government Bonds 0.2%
Republic of Turkiye, Series 10Y, 7.625%, 5/15/34 (USD)  6,360,000 6,765
6,765
Total Türkiye (Cost $12,134) 12,387

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 2.0%
Corporate Bonds 1.5%
Barclays, 3.00%, 5/8/26  600,000 779
Barclays, VR, 1.375%, 1/24/26 (EUR) (4) 6,282,000 6,944
Barclays, VR, 5.304%, 8/9/26 (USD) (4) 8,490,000 8,522
Barclays, VR, 6.125% (USD) (2)(4)(9) 8,109,000 8,058
Lloyds Bank, 7.625%, 4/22/25  4,245,000 5,741
Lloyds Banking Group, VR, 5.679%, 1/5/35 (USD) (4) 7,735,000 8,109
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,195
Motion Bondco, 6.625%, 11/15/27 (USD) (1)(2) 2,200,000 2,090
NatWest Group, VR, 1.75%, 3/2/26 (EUR) (4) 4,460,000 4,931
NatWest Markets, 6.625%, 6/22/26  2,050,000 2,820
Standard Chartered, VR, 6.097%, 1/11/35 (USD) (1)(2)(4) 8,050,000 8,683
57,872
Government Bonds 0.5%
United Kingdom Gilt, 4.00%, 10/22/63  18,358,000 22,151
22,151
Total United Kingdom (Cost $75,473) 80,023
UNITED STATES 44.7%
Asset-Backed Securities 1.5%
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53 (1) 6,500,000 6,803
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  238,551 239
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26 (1) 2,735,467 2,737
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,752,975 4,642
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28 (1) 17,480,000 17,010
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (1) 18,816,000 19,408
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 4,403,438 4,138
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (1) 605,932 609
Santander Bank Auto Credit-Linked Notes, Series 2022-A,
Class B, 5.281%, 5/15/32 (1) 2,568,325 2,567
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class C, 5.916%, 8/16/32 (1) 267,030 267

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Santander Bank Auto Credit-Linked Notes, Series 2022-B,
Class D, 6.793%, 8/16/32 (1) 629,239 630
59,050
Bank Loans 1.4% (10)
AppLovin, FRN, 1M TSFR + 2.50%, 7.345%, 8/16/30  15,584,819 15,565
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.96%, 8/21/28  4,537,645 4,518
Diamond Sports Group, (5.00% PIK), 5.00% N/A, 12/2/24 (8) 2,329,067 2,776
IRB Holding, FRN, 1M TSFR + 2.75%, 7.695%, 12/15/27  4,562,880 4,556
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 10.404%,
4/11/29  24,194,738 22,665
RealPage, FRN, 1M TSFR + 3.00%, 7.96%, 4/24/28  2,633,550 2,555
52,635
Convertible Bonds 0.1%
Rivian Automotive, 4.625%, 3/15/29  5,831,000 5,337
5,337
Corporate Bonds 12.4%
Alliant Holdings Intermediate, 7.375%, 10/1/32 (1) 5,235,000 5,294
Ally Financial, VR, 6.848%, 1/3/30 (4) 10,418,000 10,931
American Electric Power, 5.699%, 8/15/25  8,363,000 8,424
American Express, VR, 5.098%, 2/16/28 (4) 12,505,000 12,739
Ares Capital, 3.25%, 7/15/25  2,750,000 2,705
Boeing, 4.875%, 5/1/25  9,149,000 9,102
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,690,000 2,882
Capital One Financial, VR, 2.636%, 3/3/26 (4) 8,861,000 8,761
Capital One Financial, VR, 6.312%, 6/8/29 (4) 10,620,000 11,192
Capital One Financial, VR, 6.377%, 6/8/34 (4) 10,620,000 11,430
Carrier Global, 2.242%, 2/15/25  8,049,000 7,968
CEC Entertainment, 6.75%, 5/1/26 (1) 11,860,000 11,741
Celanese U.S. Holdings, 6.05%, 3/15/25  8,281,000 8,305
Charles Schwab, VR, 5.643%, 5/19/29 (4) 11,000,000 11,483
Charter Communications Operating, 4.908%, 7/23/25  1,957,000 1,953
CHS, 10.875%, 1/15/32 (1) 5,765,000 6,356
Cloud Software Group, 8.25%, 6/30/32 (1) 16,518,000 17,261
Constellation Energy Generation, 3.25%, 6/1/25  8,695,000 8,594
Delta Air Lines, 2.90%, 10/28/24  17,280,000 17,237
Diamond Sports Group, 5.375%, 8/15/26 (1)(5)(6) 34,830,000 348
Fifth Third Bancorp, 2.375%, 1/28/25  12,165,000 12,074
Fifth Third Bank, 3.85%, 3/15/26  3,244,000 3,212
Fifth Third Bank, 3.95%, 7/28/25  1,113,000 1,106

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Fifth Third Bank, VR, 5.852%, 10/27/25 (4) 7,459,000 7,459
Ford Motor Credit, 2.30%, 2/10/25  8,583,000 8,479
Ford Motor Credit, 5.125%, 6/16/25  10,901,000 10,888
Ford Motor Credit, 5.80%, 3/5/27  11,270,000 11,470
General Motors Financial, 6.05%, 10/10/25  8,049,000 8,143
Gray Television, 10.50%, 7/15/29 (1) 10,000,000 10,425
HCA, 5.375%, 2/1/25  8,405,000 8,394
Hyundai Capital America, 5.50%, 3/30/26 (1) 7,285,000 7,385
Kilroy Realty, 3.45%, 12/15/24  8,612,000 8,569
Level 3 Financing, 10.75%, 12/15/30 (1) 9,153,122 10,023
Level 3 Financing, 11.00%, 11/15/29 (1) 3,170,297 3,503
Morgan Stanley, VR, 1.164%, 10/21/25 (4) 8,048,000 8,028
Morgan Stanley, Series I, VR, 0.864%, 10/21/25 (4) 16,520,000 16,478
Navient, 6.75%, 6/25/25  1,706,000 1,715
Ovintiv, 5.65%, 5/15/25  8,322,000 8,348
Rivian Holdings, FRN, 6M TSFR + 6.053%, 11.359%,
10/15/26 (1) 14,775,000 14,830
Santander Holdings USA, VR, 6.124%, 5/31/27 (4) 22,850,000 23,340
SBA Tower Trust, 2.836%, 1/15/25 (1) 7,420,000 7,370
Sirius XM Radio, 5.00%, 8/1/27 (1) 6,772,000 6,662
Southern, VR, 1.875%, 9/15/81 (EUR) (4) 7,590,000 7,773
Sprint, 7.625%, 2/15/25  41,325,000 41,428
Sprint, 7.625%, 3/1/26  8,076,000 8,328
Stagwell Global, 5.625%, 8/15/29 (1) 17,057,000 16,503
Townsquare Media, 6.875%, 2/1/26 (1)(2) 9,850,000 9,838
United Airlines Holdings, 4.875%, 1/15/25  4,526,000 4,509
Vistra, VR, 7.00% (1)(4)(9) 7,285,000 7,412
Walgreens Boots Alliance, 3.80%, 11/18/24  8,527,000 8,503
Western Midstream Operating, 3.10%, 2/1/25  8,652,000 8,587
485,488
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 4,538,216 2,921
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 898
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 1,029
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 922
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 787
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 1,041

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 1,058
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  571,578 575
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,184
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,205
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,205
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,075,000 9,402
22,227
Non-U.S. Government Mortgage-Backed Securities 1.5%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 7,560
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
Acquisition Date: 8/29/24, Cost $8,400, 8.10%, 9/25/29 (7) 8,400,000 8,400
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 5,109
BRAVO Residential Funding Trust, Series 2022-NQM2, Class
A1, CMO, ARM, 4.272%, 11/25/61 (1) 3,497,559 3,433
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 4,517,000 1,183
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.03%, 5/25/42 (1) 4,094,253 4,206
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.58%, 2/25/42 (1) 5,467,655 5,478
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 543,330 533
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (1) 11,374,722 10,580
Verus Securitization Trust, Series 2022-1, Class A1, CMO,
STEP, 2.724%, 1/25/67 (1) 14,599,069 13,603
60,085
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 27.2%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (12) 224,305,866 220,275
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  47,735,722 46,386
U.S. Treasury Notes, 1.00%, 12/15/24 (2) 86,780,000 86,129
U.S. Treasury Notes, 1.375%, 1/31/25  194,910,000 192,870
U.S. Treasury Notes, 1.50%, 11/30/24  41,980,000 41,750
U.S. Treasury Notes, 3.875%, 3/31/25  192,110,000 191,630
U.S. Treasury Notes, 4.25%, 5/31/25 (12) 196,000,000 196,031

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.625%, 2/28/25  88,000,000 88,055
1,063,126
Total United States (Cost $1,744,505) 1,747,948
SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.97% (13)(14) 97,366,899 97,367
97,367
U.S. Treasury Obligations 3.2%
U.S. Treasury Bills, 4.24%, 4/17/25 (2) 129,830,000 126,977
126,977
Total Short-Term Investments (Cost $224,245) 224,344
SECURITIES LENDING COLLATERAL 5.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.97% (13)(14) 7,848,587 7,849
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,849
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 5.3%
Money Market Funds 5.3%
T. Rowe Price Government Reserve Fund, 4.97% (13)(14) 205,722,278 205,722
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 205,722
Total Securities Lending Collateral (Cost $213,571) 213,571

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
10 Year Interest
Rate Swap,
3/28/35 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/26/25
@ 4.00%* (6) 1 589,221 3,045
Citibank
10 Year Interest
Rate Swap,
3/17/35 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/13/25
@ 4.00%* (6) 1 390,020 1,836
Citibank
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.25%
Annually, Pay
Variable 4.96%
(SOFR) Annually,
12/8/25 @
2.25%* (6) 1 397,120 2,429
Citibank
USD / CNH,
Call, 4/15/25 @
CNH7.36 (6) 1 196,560 639
Citibank
USD / EUR,
Put, 10/17/24 @
USD1.14 (6) 1 196,850 82
Goldman Sachs
10 Year Interest
Rate Swap,
3/28/35 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/26/25
@ 4.00%* (6) 1 390,520 2,018

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
5 Year Interest
Rate Swap,
12/10/30 Receive
Fixed 2.00%
Annually, Pay
Variable 4.96%
(SOFR) Annually,
12/8/25 @
2.00%* (6) 1 397,120 1,692
Goldman Sachs
USD / TWD,
Call, 10/18/24 @
TWD32.75 (6) 1 118,258 22
JPMorgan Chase
iShares iBoxx High
Yield Corporate
Bond ETF, Put,
10/18/24 @
$76.00  (6) 14,839 117,718 74
Morgan Stanley
30 Year Interest
Rate Swap,
3/17/35 Pay Fixed
4.00% Annually,
Receive Variable
4.96% (SOFR)
Annually, 3/13/25
@ 4.00%* (6) 1 390,020 3,411
Morgan Stanley
5 Year Interest
Rate Swap, 5/6/31
Receive Fixed
3.00% Annually,
Pay Variable
4.96% (SOFR)
Annually, 5/4/26 @
3.00%* (6) 1 394,655 7,385
UBS Investment Bank
S&P 500 Index,
Put, 12/20/24 @
$5,000.00 (6) 2,121 1,222,222 6,055
UBS Investment Bank
USD / TWD,
Call, 2/3/25 @
TWD33.00 (6) 1 117,737 380
Total Options Purchased (Cost $40,332) 29,068
Total Investments in Securities  106.6%
(Cost $4,220,450) $ 4,169,921
Other Assets Less Liabilities (6.6)% (257,762)
Net Assets 100.0% $ 3,912,159

T. ROWE PRICE Dynamic Global Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $469,106 and represents 12.0% of net assets.
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Security is in default or has failed to make a scheduled interest and/or principal payment.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $16,879 and represents 0.4% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK
PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.2)%
OTC Options Written (0.2)%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
S&P 500 Index, Put,
12/20/24 @ $5,600.00 707 407,407 (6,819)
UBS Investment Bank
USD / TWD, Call, 10/18/24
@ TWD32.75 1 118,258 (22)
Total Options Written (Premiums $(13,949)) $ (6,841)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.1%
United States 0.1%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 33,397 5,126 8,483 (3,357)
Total United States 8,483 (3,357)
Total Bilateral Credit Default Swaps, Protection
Bought 8,483 (3,357)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 12,000 781 845 (64)
JPMorgan Chase, Protection
Sold (Relevant Credit: ArcelorMittal,
Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/25 * 16,950 1,102 845 257
Total Luxembourg 1,690 193
Total Bilateral Credit Default Swaps, Protection
Sold 1,690 193
Total Bilateral Swaps 10,173 (3,164)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.3)%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 7,215 (817) (1,598) 781
Total Australia 781

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Canada (0.2)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 43,520 (5,548) (1,807) (3,741)
Total Canada (3,741)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 10 5,767 (5,757)
Total South Africa (5,757)
United States (0.1)%
Protection Bought (Relevant Credit:
GAP), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 21,620 31 3,682 (3,651)
Protection Bought (Relevant Credit:
Iron Mountain), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/27 17,452 (2,373) (2,191) (182)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S33, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/24 233,232 (2,480) (2,834) 354
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 14,200 (401) (314) (87)
Protection Bought (Relevant Credit:
Xerox), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 18,860 1,166 2,770 (1,604)
Total United States (5,170)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (13,887)
Credit Default Swaps, Protection Sold 1.1%
United States 1.1%
Protection Sold (Relevant Credit:
Carnival, B2*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 10,900 17 (831) 848
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S43, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 12/20/29 450,400 33,554 33,965 (411)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 392,580 8,898 8,941 (43)
Total United States 394
Total Centrally Cleared Credit Default Swaps,
Protection Sold 394
Interest Rate Swaps (0.2)%
Canada (0.1)%
30 Year Interest Rate Swap, Pay Fixed
3.486% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually, 7/3/54 18,258 (1,335) — (1,335)
30 Year Interest Rate Swap, Pay Fixed
3.489% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually, 7/3/54 18,257 (1,342) — (1,342)
30 Year Interest Rate Swap, Pay Fixed
3.490% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually, 7/3/54 18,655 (1,375) — (1,375)
30 Year Interest Rate Swap, Pay Fixed
3.493% Semi-Annually, Receive Variable
4.300% (CORRA) Semi-Annually, 7/3/54 18,422 (1,366) — (1,366)
Total Canada (5,418)
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive
Fixed 4.060% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/20/28 1,165,100 1,687 — 1,687
5 Year Interest Rate Swap, Receive
Fixed 4.120% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 901 — 901
5 Year Interest Rate Swap, Receive
Fixed 4.130% Annually, Pay Variable
4.450% (6M CZK PRIBOR) Semi-
Annually, 7/19/28 582,550 911 — 911
5 Year Interest Rate Swap, Receive
Fixed 4.612% Annually, Pay Variable
5.170% (6M CZK PRIBOR) Semi-
Annually, 10/24/28 124,000 429 — 429
Total Czech Republic 3,928

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.4)%
30 Year Interest Rate Swap, Pay Fixed
2.590% Annually, Receive Variable
3.748% (6M EURIBOR) Semi-Annually,
6/12/54 45,385 (3,145) — (3,145)
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable
3.307% (6M EURIBOR) Semi-Annually,
9/11/53 42,448 (5,510) — (5,510)
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable
3.155% (6M EURIBOR) Semi-Annually,
9/29/53 19,532 (3,514) — (3,514)
30 Year Interest Rate Swap, Pay Fixed
3.162% Annually, Receive Variable
3.846% (6M EURIBOR) Semi-Annually,
10/23/53 18,820 (4,095) — (4,095)
Total Foreign/Europe (16,264)
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.051% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/26/28 2,500,000 27 — 27
Total India 27
United Kingdom 0.2%
2 Year Interest Rate Swap, Receive
Fixed 4.437% Annually, Pay Variable
5.177% (GBP SONIA) Annually, 4/9/26 50,026 138 — 138
2 Year Interest Rate Swap, Receive
Fixed 4.486% Annually, Pay Variable
5.251% (GBP SONIA) Annually,
12/15/25 421,389 (1,489) (1) (1,488)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable
4.950% (GBP SONIA) Annually, 9/27/51 19,325 12,545 (1) 12,546
30 Year Interest Rate Swap, Pay Fixed
3.944% Annually, Receive Variable
4.967% (GBP SONIA) Annually, 8/8/53 1,993 (62) — (62)
30 Year Interest Rate Swap, Pay Fixed
4.416% Annually, Receive Variable
5.279% (GBP SONIA) Annually,
10/20/53 2,314 (308) — (308)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable
5.283% (GBP SONIA) Annually, 10/11/72 12,844 (1,496) 2 (1,498)
Total United Kingdom 9,328
Total Centrally Cleared Interest Rate Swaps (8,399)
Zero-Coupon Inflation Swaps (0.3)%
Foreign/Europe (0.2)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.093% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 74,483 (1,657) — (1,657)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.113% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,849 (1,730) — (1,730)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.203% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 73,848 (2,125) 1 (2,126)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 3.205% at Maturity, Receive
Variable (Change in CPI) at Maturity,
8/16/27 52,830 (1,528) — (1,528)
Total Foreign/Europe (7,041)
United States (0.1)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.420% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 (59) — (59)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.423% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,273 (68) — (68)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.425% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 (75) — (75)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.443% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 42,415 (152) — (152)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.450% at Maturity, Receive
Variable (Change in CPI) at Maturity,
12/12/33 39,274 (167) — (167)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.486% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 (3) — (3)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
1/25/33 21,526 (11) — (11)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.507% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 99,387 (1,213) — (1,213)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.510% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/14/34 95,013 (1,182) — (1,182)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.539% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 43,164 (253) — (253)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.543% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/28/33 45,322 (283) — (283)
Total United States (3,466)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (10,507)
Total Centrally Cleared Swaps (32,399)
Net payments (receipts) of variation margin to date 32,857
Variation margin receivable (payable) on centrally cleared swaps $ 458
*
Credit ratings as of September 30, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $499.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/11/24 USD 58,265 INR 4,881,760 $ 38
Bank of America 10/18/24 MXN 2,749,262 USD 149,958 (10,731)
Bank of America 10/18/24 USD 3,934 RSD 424,564 (105)
Bank of America 10/25/24 AUD 3,476 USD 2,350 54
Bank of America 10/25/24 JPY 744,137 USD 4,737 460
Bank of America 10/25/24 NOK 41,524 USD 3,925 11
Bank of America 10/25/24 NZD 3,321 USD 2,018 92
Bank of America 10/25/24 USD 4,624 AUD 6,817 (91)
Bank of America 10/25/24 USD 126,967 NZD 208,928 (5,778)
Bank of America 12/6/24 MYR 253,122 USD 59,510 1,977
Bank of America 12/6/24 USD 73,100 MYR 317,825 (4,105)
Barclays Bank 10/15/24 TWD 2,554,534 USD 78,416 2,408
Barclays Bank 10/15/24 USD 45,879 TWD 1,474,979 (788)
Barclays Bank 10/25/24 AUD 317 USD 216 4
Barclays Bank 10/25/24 JPY 25,391 USD 177 —
Barclays Bank 11/15/24 PLN 30,646 USD 7,959 (6)
Barclays Bank 11/22/24 EUR 349 USD 387 2
Barclays Bank 11/29/24 SEK 2,362 USD 235 (1)
Barclays Bank 3/14/25 USD 1,710 CNH 12,075 (34)
BNP Paribas 10/11/24 USD 50,195 IDR 827,746,494 (4,389)
BNP Paribas 10/15/24 USD 2,354 TWD 76,721 (73)
BNP Paribas 10/18/24 USD 2,115 CZK 49,246 (60)
BNP Paribas 11/22/24 EUR 320 USD 356 1
BNP Paribas 11/22/24 GBP 936 USD 1,213 38
BNP Paribas 11/22/24 USD 99,790 GBP 76,977 (3,117)
Canadian Imperial Bank
of Commerce 10/25/24 CAD 718 USD 529 2
Canadian Imperial Bank
of Commerce 10/25/24 USD 2,218 CAD 3,019 (15)
Citibank 10/11/24 USD 24,404 INR 2,042,575 41
Citibank 10/18/24 USD 23,449 RSD 2,569,383 (997)
Citibank 10/25/24 NZD 27,557 USD 17,157 351
Citibank 10/25/24 USD 50,841 JPY 7,303,373 (164)
Citibank 11/15/24 PLN 157,278 USD 40,713 104
Citibank 11/15/24 USD 23,440 RSD 2,569,383 (1,018)
Citibank 11/22/24 EUR 422 USD 470 1
Citibank 12/3/24 USD 6,431 BRL 35,858 (102)
Citibank 12/6/24 USD 24,495 COP 100,168,713 882
Citibank 3/12/25 EGP 471,925 USD 8,382 738
Citibank 3/12/25 USD 1,963 EGP 103,462 (36)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 3/18/25 EGP 233,143 USD 4,148 $ 346
Citibank 3/26/25 EGP 441,084 USD 8,199 277
Deutsche Bank 10/25/24 NOK 11,902 USD 1,106 22
Deutsche Bank 10/25/24 NOK 1,764 USD 168 (1)
Deutsche Bank 10/25/24 NZD 352 USD 214 9
Deutsche Bank 10/25/24 USD 4,379 NOK 47,342 (108)
Deutsche Bank 10/25/24 USD 208 NZD 327 —
Deutsche Bank 10/25/24 USD 219 NZD 360 (10)
Deutsche Bank 11/15/24 USD 101,209 PLN 400,068 (2,616)
Deutsche Bank 11/22/24 EUR 193 USD 216 (1)
Deutsche Bank 11/22/24 GBP 975 USD 1,278 25
Deutsche Bank 11/29/24 SEK 4,188 USD 411 3
Deutsche Bank 12/3/24 USD 4,047 BRL 22,356 (27)
Deutsche Bank 12/6/24 USD 10,586 COP 43,052,631 438
Goldman Sachs 10/11/24 IDR 141,065,503 USD 8,572 730
Goldman Sachs 10/11/24 IDR 62,559,710 USD 4,131 (5)
Goldman Sachs 10/11/24 USD 39,066 KRW 53,484,934 (1,729)
Goldman Sachs 10/15/24 TWD 2,564,773 USD 78,863 2,284
Goldman Sachs 10/15/24 USD 110,882 TWD 3,567,607 (1,994)
Goldman Sachs 10/25/24 AUD 986 USD 658 24
Goldman Sachs 10/25/24 CAD 451 USD 332 1
Goldman Sachs 10/25/24 CHF 282 USD 334 —
Goldman Sachs 10/25/24 JPY 17,135,840 USD 117,525 2,147
Goldman Sachs 10/25/24 JPY 5,719,703 USD 40,292 (347)
Goldman Sachs 10/25/24 NOK 10,830 USD 996 31
Goldman Sachs 10/25/24 NOK 2,680 USD 256 (2)
Goldman Sachs 10/25/24 USD 178 CAD 243 (2)
Goldman Sachs 10/25/24 USD 123,833 JPY 19,626,330 (13,232)
Goldman Sachs 11/15/24 PLN 30,674 USD 7,941 19
Goldman Sachs 11/22/24 GBP 85,204 USD 113,139 766
Goldman Sachs 11/22/24 USD 628 GBP 478 (11)
Goldman Sachs 11/29/24 SEK 7,967 USD 779 8
Goldman Sachs 12/6/24 THB 1,958,521 USD 59,425 1,709
Goldman Sachs 12/6/24 USD 61,912 THB 2,107,487 (3,872)
Goldman Sachs 1/17/25 USD 4,116 IDR 62,559,710 15
HSBC Bank 10/11/24 USD 21,259 IDR 349,056,580 (1,758)
HSBC Bank 10/25/24 AUD 1,318 USD 879 33
HSBC Bank 10/25/24 CAD 594 USD 429 10
HSBC Bank 10/25/24 CAD 317 USD 235 (1)
HSBC Bank 10/25/24 CHF 103 USD 118 4

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/25/24 EUR 1,305 USD 1,431 $ 24
HSBC Bank 10/25/24 JPY 17,867 USD 118 7
HSBC Bank 10/25/24 JPY 16,524 USD 116 (1)
HSBC Bank 10/25/24 USD 176 CAD 242 (2)
HSBC Bank 10/25/24 USD 194 CHF 163 —
HSBC Bank 10/25/24 USD 223,745 EUR 204,094 (3,694)
HSBC Bank 10/25/24 USD 71,876 GBP 56,095 (3,119)
HSBC Bank 10/25/24 USD 137 JPY 21,268 (12)
HSBC Bank 11/22/24 EUR 265 USD 295 1
HSBC Bank 11/22/24 EUR 640 USD 715 (1)
HSBC Bank 11/22/24 USD 8,397 CHF 7,197 (157)
HSBC Bank 12/6/24 USD 73,251 MYR 322,681 (5,133)
HSBC Bank 12/6/24 USD 28,497 PHP 1,604,574 (82)
HSBC Bank 3/14/25 USD 871 CNH 6,143 (16)
JPMorgan Chase 10/11/24 INR 127,560 USD 1,523 (2)
JPMorgan Chase 10/25/24 AUD 263 USD 176 6
JPMorgan Chase 10/25/24 CAD 737 USD 544 1
JPMorgan Chase 10/25/24 CAD 212 USD 157 —
JPMorgan Chase 10/25/24 JPY 41,046 USD 295 (9)
JPMorgan Chase 10/25/24 NZD 690 USD 425 14
JPMorgan Chase 10/25/24 USD 238 AUD 355 (8)
JPMorgan Chase 10/25/24 USD 139 NOK 1,479 (1)
JPMorgan Chase 10/25/24 USD 118 NZD 190 (3)
JPMorgan Chase 11/15/24 PLN 70,439 USD 18,175 105
JPMorgan Chase 11/22/24 GBP 252 USD 332 5
Morgan Stanley 10/18/24 MXN 137,015 USD 7,362 (423)
Morgan Stanley 10/25/24 NZD 196 USD 116 8
Morgan Stanley 10/25/24 USD 1,891 JPY 274,952 (29)
Morgan Stanley 10/25/24 USD 391 NZD 627 (8)
RBC Dominion
Securities 12/3/24 USD 45,659 BRL 250,938 (65)
Societe Generale 11/8/24 USD 66,400 CLP 61,124,785 (1,549)
Standard Chartered 10/18/24 USD 35,357 RSD 3,821,200 (999)
Standard Chartered 10/25/24 USD 138 NZD 221 (3)
Standard Chartered 11/29/24 USD 2,270 SEK 23,000 (1)
Standard Chartered 12/3/24 USD 12,864 BRL 71,711 (203)
State Street 10/25/24 USD 238 CHF 210 (11)
State Street 11/22/24 EUR 320 USD 357 —
State Street 11/22/24 USD 19 NOK 200 —
UBS Investment Bank 10/11/24 IDR 974,941,115 USD 63,356 934

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 10/11/24 INR 2,171,570 USD 25,914 $ (13)
UBS Investment Bank 10/11/24 USD 17,482 IDR 272,677,479 (498)
UBS Investment Bank 10/18/24 USD 26,956 MXN 538,433 (311)
UBS Investment Bank 10/25/24 AUD 264 USD 183 —
UBS Investment Bank 10/25/24 CAD 395 USD 292 —
UBS Investment Bank 10/25/24 CHF 2,101 USD 2,490 —
UBS Investment Bank 10/25/24 CHF 133 USD 158 —
UBS Investment Bank 10/25/24 EUR 5,675 USD 6,188 137
UBS Investment Bank 10/25/24 JPY 6,468,317 USD 42,422 2,751
UBS Investment Bank 10/25/24 NOK 2,064 USD 196 (1)
UBS Investment Bank 10/25/24 USD 110,342 JPY 16,763,521 (6,729)
UBS Investment Bank 11/15/24 PLN 123,631 USD 31,833 252
UBS Investment Bank 11/15/24 USD 3,263 PLN 12,601 (7)
UBS Investment Bank 11/22/24 AUD 56,323 USD 38,391 574
UBS Investment Bank 11/22/24 AUD 57,272 USD 39,646 (25)
UBS Investment Bank 11/22/24 USD 129,094 AUD 191,358 (3,289)
UBS Investment Bank 12/3/24 BRL 47,275 USD 8,572 42
UBS Investment Bank 12/6/24 USD 147,087 THB 5,102,405 (12,181)
UBS Investment Bank 1/17/25 USD 25,783 INR 2,171,570 17
UBS Investment Bank 3/14/25 USD 2,609 CNH 18,384 (46)
Wells Fargo 10/25/24 USD 29,366 NZD 49,518 (2,095)
Wells Fargo 12/3/24 BRL 167,798 USD 30,300 275
Wells Fargo 12/6/24 USD 5,398 COP 22,047,872 201
Net unrealized gain (loss) on open forward
currency exchange contracts $ (76,593)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,815 Commonwealth of Australia ten year
bond contracts 12/24 146,054 $ (1,271)
Short, 77 Euro BUND contracts 12/24 (11,564) (181)
Long, 1,079 Republic of South Korea ten year
bond contracts 12/24 96,852 (141)
Short, 680 U.K. Gilt ten year contracts 12/24 (89,485) 628
Short, 1,383 U.S. Treasury Long Bond contracts 12/24 (171,751) 733
Short, 16,056 U.S. Treasury Notes five year
contracts 12/24 (1,764,278) (2,782)
Short, 2,422 U.S. Treasury Notes two year
contracts 12/24 (504,363) (1,234)
Short, 442 Ultra U.S. Treasury Bonds contracts 12/24 (58,828) (35)
Short, 3,247 Ultra U.S. Treasury Notes ten year
contracts 12/24 (384,110) 300
Net payments (receipts) of variation margin to date 13,950
Variation margin receivable (payable) on open futures contracts $ 9,967

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 9,955++
Totals $ —# $ — $ 9,955+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 124,259  ¤  ¤ $ 310,938
Total $ 310,938^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9,955 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $310,938.

T. ROWE PRICE Dynamic Global Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dynamic Global Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Global Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Dynamic Global Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Dynamic Global Bond Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,606,021 $ — $ 2,606,021
Common Stocks — 219 — 219
Corporate Bonds — 1,076,377 13,001 1,089,378
Private Investment Company
2
— — — 7,320
Short-Term Investments 97,367 126,977 — 224,344
Securities Lending Collateral 213,571 — — 213,571
Options Purchased — 29,068 — 29,068
Total Securities 310,938 3,838,662 13,001 4,169,921
Swaps* — 25,631 — 25,631
Forward Currency Exchange
Contracts — 21,459 — 21,459
Futures Contracts* 1,661 — — 1,661
Total $ 312,599 $ 3,885,752 $ 13,001 $ 4,218,672
Liabilities
Options Written $ — $ 6,841 $ — $ 6,841
Swaps* — 51,021 — 51,021
Forward Currency Exchange
Contracts — 98,052 — 98,052
Futures Contracts* 5,644 — — 5,644
Total $ 5,644 $ 155,914 $ — $ 161,558
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Dynamic Global Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F35-054Q3 09/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.